                                                           [MORGAN STANLEY LOGO]

Morgan Stanley Real Estate Fund


A mutual fund that seeks to provide high current income and  [REAL ESTATE FUND GRAPHIC]
long-term capital appreciation through investments
primarily in companies in the real estate industry


                                                  Prospectus      January 30, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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                        Contents

The Fund                             INVESTMENT OBJECTIVE........................................    1

                                     PRINCIPAL INVESTMENT STRATEGIES.............................    1

                                     PRINCIPAL RISKS.............................................    1

                                     PAST PERFORMANCE............................................    5

                                     FEES AND EXPENSES...........................................    6

                                     ADDITIONAL INVESTMENT STRATEGY INFORMATION..................    7

                                     ADDITIONAL RISK INFORMATION.................................    7

                                     FUND MANAGEMENT.............................................    8

Shareholder Information              PRICING FUND SHARES.........................................    9

                                     HOW TO BUY SHARES...........................................    9

                                     HOW TO EXCHANGE SHARES......................................   10

                                     HOW TO SELL SHARES..........................................   12

                                     DISTRIBUTIONS...............................................   14

                                     TAX CONSEQUENCES............................................   14

                                     SHARE CLASS ARRANGEMENTS....................................   15

Financial Highlights                 ............................................................   22

Morgan Stanley Funds                 ................................................INSIDE BACK COVER

                      THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE
                      FUND.
                      PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
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                    The Fund

[TARGET ICON]                 INVESTMENT OBJECTIVE

                    Morgan Stanley Real Estate Fund seeks to provide high current income and long-term capital appreciation through investments primarily in companies in the real estate industry.

[CHESS ICON]                  PRINCIPAL INVESTMENT STRATEGIES

                    The Fund will normally invest at least 80% of its assets in income producing common stocks and other equity securities
                    (which may include convertible securities) of companies that are principally engaged in the U.S. real estate industry. A company is considered to be "principally engaged" in the U.S. real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, leasing, construction, management, development, financing or sale of residential, commercial or industrial real estate; or (ii) it has at least 50% of the value of its assets invested in U.S. residential, commercial or industrial real estate.
                    Companies primarily engaged in the real estate industry may include real estate investment trusts known as "REITs," which pool investor funds mostly for investment in commercial real estate properties. They also may include, among other businesses, real estate developers, brokers and operating companies, as well as companies whose products and services are significantly related to the real estate industry, such as building suppliers and mortgage lenders.
                    In deciding which securities to buy, hold or sell, the Fund's "Sub-Advisor," Morgan Stanley Investment Management
                    Inc., considers market, economic and political factors.

-------------------------
INCOME AND GROWTH
An investment objective
having the goal of
selecting securities
that pay out income and
have the potential to
rise in price.
-------------------------

                    Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends.

                    The Fund may invest up to 20% net of its assets in foreign securities. This percentage limitation, however, does not apply to securities of foreign companies, including depositary receipts, that are listed in the U.S. on a national securities exchange. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. The Fund may also invest up to 10% of its net assets in convertible securities rated below investment grade (commonly known as "junk bonds").

                    In addition, the Fund may invest in equity and fixed-income securities of companies which are not principally engaged in the real estate industry or which are not income producing equity securities of companies principally engaged in the U.S. real estate industry.

                    In pursuing the Fund's investment objective, the Sub-Advisor has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis -- and which trading strategies it uses. For example, the Sub-Advisor in its discretion may determine to use some permitted trading strategies while not using others.

[SCALE ICON]                  PRINCIPAL RISKS

                    There is no assurance that the Fund will achieve its
                    investment objective. The Fund's share price and return will fluctuate with changes in the market value of the Fund's
                    portfolio
                                                                               1
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                    securities. When you sell Fund shares, they may be worth
                    less than what you paid for them and, accordingly, you can lose money investing in this Fund.

                    Common Stocks. A principal risk of investing in the Fund is associated with its common stock investments in the real estate industry. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

                    Real Estate Investments and REITs. The Fund's investments are subject to the risks associated with the real estate market and particular properties, even though the Fund does not directly invest in real estate. These risks may include, for example:

                    - a decline in the value of real estate properties;

                    - extended vacancies of properties;

                    - increases in property and operating taxes;

                    - changes in interest rates;

                    - increased competition or overbuilding;

                    - a lack of available mortgage funds or other limits on
                      accessing capital;

                    - tenant bankruptcies and other credit problems;

                    - limitations on rents, including decreases in market rates for rents;

                    - changes in zoning laws and government regulations;

                    - costs resulting from the clean-up of, and legal liability to third parties for damages resulting from environmental problems;

                    - investments in developments that are not completed or that are subject to delays in completion;

                    - risks associated with borrowing;

                    - casualty and condemnation losses; and

                    - uninsured damages from floods, earthquakes or other
                      natural disasters.

                    These risks could contribute to a decline in the value of the Fund's investments and, consequently, the share price of the Fund. To the extent the Fund's investments are concentrated in particular geographical regions, the Fund may be subject to certain of these risks to a greater degree. Investments in companies that service mortgages will be subject to risks associated with refinancing.

                    In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs pool investors' funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees that are paid by REIT shareholders. As a result, you will absorb duplicate levels of fees when the Fund invests in REITs. The performance of any Fund REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance.

 2
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                    Foreign Securities. The Fund's investments in foreign
                    securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in
                    U.S. dollars, the Fund generally converts U.S. dollars to a foreign market's local currency to purchase a security in
                    that market. If the value of that local currency falls
                    relative to the U.S. dollar, the U.S. dollar value of the
                    foreign security will decrease. This is true even if the
                    foreign security's local price remains unchanged.

                    Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

                    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlement of the Fund's trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades.

                    Depositary receipts involve substantially identical risks to those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

                    Convertible Securities. The Fund also may invest a portion of its assets in convertible securities, which are securities that generally pay interest and may be converted into common stock. These securities may carry risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

                    Lower Rated Fixed-Income Securities (Junk Bonds). Lower rated fixed-income securities (commonly known as "junk bonds") are subject to greater risk of loss of income and principal than higher-rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the

                                                                               3
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                    event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market
                    prices of certain securities. Many junk bonds are issued as
                    Rule 144A securities. Rule 144A securities could have the
                    effect of increasing the level of Fund illiquidity to the
                    extent the Fund may be unable to find qualified
                    institutional buyers interested in purchasing the
                    securities. The illiquidity of the market may also adversely affect the ability of the Fund's Trustees to arrive at a
                    fair value for certain junk bonds at certain times and could make it difficult for the Fund to sell certain securities.
                    In addition, periods of economic uncertainty and change
                    probably would result in an increased volatility of market prices of high yield securities and a corresponding
                    volatility in the Fund's net asset value.

                    Non-Diversified Status. The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Fund may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Fund's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree.

                    Other Risks. The performance of the Fund also will depend on whether the Sub-Advisor is successful in applying the Fund's investment strategies. The Fund is subject to other risks from its permissible investments including the risks associated with fixed-income securities (including U.S.
                    government securities). For more information about these risks, see the "Additional Risk Information" section.

                    Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

 4
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[CALENDAR ICON]               PAST PERFORMANCE

                    The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance
                    (before and after taxes) does not indicate how the Fund will perform in the future.

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
-------------------------
ANNUAL TOTAL RETURN                       ANNUAL TOTAL RETURNS -- CALENDAR YEARS
This chart shows how the
performance of the Fund's                              [BAR CHART]
Class B shares has varied
from year to year over                      2000                      29.40%
the past 3 calendar                         2001                       7.18%
years.                                      2002                      -1.92%
-------------------------

                    The bar chart reflects the performance of Class B shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 12.26% (quarter ended June 30, 2000), and the lowest return for a calendar quarter was -10.67% (quarter ended September 30, 2002).

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)
                               -------------------------------------------------------------------------------------------
                                                                                                            LIFE OF FUND
                                                                                             PAST 1 YEAR   (SINCE 4/28/99)
                               -------------------------------------------------------------------------------------------
                                Class A                                                        -6.49%        5.38%
                               -------------------------------------------------------------------------------------------
                                Class C                                                        -2.94%        6.10%
                               -------------------------------------------------------------------------------------------
                                Class D                                                        -0.96%        7.24%
                               -------------------------------------------------------------------------------------------
                                Class B - Returns Before Taxes                                 -6.63%        5.65%
                               -------------------------------------------------------------------------------------------
                                Class B - Returns After Taxes on Distributions(1)              -7.94%        3.92%
                               -------------------------------------------------------------------------------------------
                                Class B - Returns After Taxes on Distributions and Sale of
                                  Fund Shares                                                  -3.81%        3.83%
                               -------------------------------------------------------------------------------------------
                                NAREIT Equity Index(2)                                          3.82%        9.14%
                               -------------------------------------------------------------------------------------------

                    (1) These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.

                    (2) The NAREIT Equity Index measures the performance of real estate securities, which will fluctuate with changes in the values of their underlying properties. The Index does not include any expenses, fees or charges. The Index is an unmanaged benchmark of real estate investment trusts compiled by the National Association of Real Estate Investment Trusts and should not be considered an investment.
-------------------------
AVERAGE ANNUAL TOTAL
RETURNS
This table compares the
Fund's average annual
total returns with those
of a broad measure of
market performance over
time. The Fund's returns
include the maximum
applicable sales charge
for each Class and
assume you sold your
shares at the end of
each period (unless
otherwise noted).
-------------------------

                    The above table shows after tax returns for the Fund's Class B shares. The after tax returns for the Fund's other Classes will vary from Class B shares' returns. After tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown, and after tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns may be higher than before tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

                                                                               5
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[CASH ICON]                   FEES AND EXPENSES

                    The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers four classes of shares: Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features, which should be considered in selecting a Class of shares. The Fund does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.

                                                                                          CLASS A   CLASS B   CLASS C   CLASS D
                               ------------------------------------------------------------------------------------------------
                                SHAREHOLDER FEES
                               ------------------------------------------------------------------------------------------------
                                Maximum sales charge (load) imposed on purchases (as a
                                percentage of offering price)                              5.25%(1)   None      None      None
                               ------------------------------------------------------------------------------------------------
                                Maximum deferred sales charge (load) (as a percentage
                                based on the lesser of the offering price or net asset
                                value at redemption)                                        None(2)  5.00%(3)  1.00%(4)   None
                               ------------------------------------------------------------------------------------------------
                                ANNUAL FUND OPERATING EXPENSES
                               ------------------------------------------------------------------------------------------------
                                Management fee                                             1.00%     1.00%     1.00%     1.00%
                               ------------------------------------------------------------------------------------------------
                                Distribution and service (12b-1) fees                      0.25%     1.00%     1.00%      None
                               ------------------------------------------------------------------------------------------------
                                Other expenses                                             0.38%     0.38%     0.38%     0.38%
                               ------------------------------------------------------------------------------------------------
                                Total annual Fund operating expenses                       1.63%     2.38%     2.38%     1.38%
                               ------------------------------------------------------------------------------------------------

                    (1) Reduced for purchases of $25,000 and over.

                    (2) Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within one year after purchase, except for certain specific circumstances.

                    (3) The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.

                    (4) Only applicable if you sell your shares within one year after purchase.
-------------------------
SHAREHOLDER FEES
These fees are paid
directly from your
investment.
-------------------------

-------------------------

ANNUAL FUND OPERATING
EXPENSES
These expenses are
deducted from the Fund's
assets and are based on
expenses paid for the
fiscal year ended
November 30, 2002.
-------------------------

                    Example

                    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

                    The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.

                                           IF YOU SOLD YOUR SHARES:                     IF YOU HELD YOUR SHARES:
                               ------------------------------------------------   -------------------------------------
                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                               ------------------------------------------------   -------------------------------------
                                Class A    $682    $1,012    $1,365     $2,356     $682    $1,012    $1,365     $2,356
                                                                                   ------------------------------------
                               ------------------------------------------------
                                Class B    $741    $1,042    $1,470     $2,716     $241    $  742    $1,270     $2,716
                                                                                   ------------------------------------
                               ------------------------------------------------
                                Class C    $341    $  742    $1,270     $2,716     $241    $  742    $1,270     $2,716
                                                                                   ------------------------------------
                               ------------------------------------------------
                                Class D    $140    $  437    $  755     $1,657     $140    $  437    $  755     $1,657
                                                                                   ------------------------------------
                               ------------------------------------------------

                    While Class B and Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time you could end up paying more for these shares than if you were to pay front-end sales charges for Class A shares.
 6

[CHESS ICON]                  ADDITIONAL INVESTMENT STRATEGY INFORMATION

                    This section provides additional information relating to the Fund's principal investment strategies.

                    Other Investments. The Fund may invest up to 20% of its assets in (i) equity securities of companies which are not principally engaged in the U.S. real estate industry, (ii) non-income producing equity securities of companies principally engaged in the U.S. real estate industry, (iii) investment grade fixed-income securities of companies principally engaged in the U.S. real estate industry or which are secured by real estate assets (not including mortgage-backed securities), (iv) fixed-income securities of companies not in the real estate industry rated in one of the two highest rating categories or of comparable quality, and (v) U.S. government securities.

                    Defensive Investing. The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Sub-Advisor believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

                    The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations will generally not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, if any, in response to fluctuations in the value of such holdings. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

[SCALE ICON]                  ADDITIONAL RISK INFORMATION

                    This section provides additional information relating to the principal risks of investing in the Fund.

                    Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. While the Fund invests in investment grade fixed-income securities, certain of these securities have speculative characteristics.

                    Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities goes down. When the general level of interest rates goes down, the prices of most fixed-income securities goes up.

[PEOPLE ICON]                 FUND MANAGEMENT

                    The Fund has retained the Investment Manager -- Morgan Stanley Investment Advisors Inc. -- to provide administrative services and manage its business affairs. The Investment Manager has, in turn, contracted with the Sub-Advisor -- Morgan Stanley Investment Management
                    Inc. -- to invest the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its address is 1221 Avenue of the Americas, New York, NY 10020. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services.

                    The Sub-Advisor, together with various investment management affiliates, managed approximately $376.2 billion as of December 31, 2002, primarily for investment companies, employee benefit plans, endowments, foundations and high net worth individuals. The Sub-Advisor is a subsidiary of Morgan Stanley. Its address is 1221 Avenue of the Americas, New York, NY 10020.

-------------------------
MORGAN STANLEY
INVESTMENT ADVISORS INC.
The Investment Manager
is widely recognized as
a leader in the mutual
fund industry and
together with Morgan
Stanley Services Company
Inc., its wholly-owned
subsidiary, had
approximately $115
billion in assets under
management as of
December 31, 2002.
-------------------------

                    The Fund is managed by the Real Estate team. Current members of the team include Theodore R. Bigman, a Managing Director of the Sub-Advisor, and Douglas A. Funke, a Managing Director of the Sub-Advisor.

                    The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. For the fiscal year ended November 30, 2002 the Fund accrued total compensation to the Investment Manager of 1.00% of the Fund's average daily net assets. The Investment Manager paid the Sub-Advisor compensation equal to 40% of its compensation for services and facilities furnished to the Fund.

Shareholder Information

[DOLLAR ICON]                 PRICING FUND SHARES

                    The price of Fund shares (excluding sales charges), called "net asset value," is based on the value of the Fund's portfolio securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.

                    The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

                    The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager and/or Sub-Advisor determine that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your shares.

                    An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

[HANDS ICON]                  HOW TO BUY SHARES

                    You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

                    Because every investor has different immediate financial needs and long-term investment goals, the Fund offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Fund shares, you must specify which Class of shares you wish to purchase.

                    When you buy Fund shares, the shares are purchased at the next share price calculated, less any applicable front-end sales charge, after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases. We reserve the right to reject any order for the purchase of Fund shares.

-------------------------
CONTACTING A
FINANCIAL ADVISOR
If you are new to the
Morgan Stanley Funds and
would like to contact a
Financial Advisor, call
toll-free 1-866-MORGAN8
for the telephone number
of the Morgan Stanley
office nearest you. You
may also access our
office locator on our
Internet site at:
www.morganstanley.com/funds
-------------------------

                               MINIMUM INVESTMENT AMOUNTS
                               --------------------------------------------------------------------------------------------------
                                                                                                           MINIMUM INVESTMENT
                                                                                                       --------------------------
                               INVESTMENT OPTIONS                                                      INITIAL         ADDITIONAL
                               --------------------------------------------------------------------------------------------------
                                Regular Accounts                                                       $1,000             $100
                               --------------------------------------------------------------------------------------------------
                                Individual Retirement Account                                          $1,000             $100
                               --------------------------------------------------------------------------------------------------
                                Coverdell Education Savings Account                                    $  500             $100
                               --------------------------------------------------------------------------------------------------
                                EasyInvest(SM)
                                (Automatically from your checking or savings account or Money
                                Market Fund)                                                           $  100*            $100*
                               --------------------------------------------------------------------------------------------------

                    * Provided your schedule of investments totals $1,000 in twelve months.

                    There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, (3) the following programs approved by the Fund's distributor: (i) qualified state tuition plans described in Section 529 of the Internal Revenue Code and (ii) certain other investment programs that do not charge an asset-based fee, or (4) employer-sponsored employee benefit plan accounts.

-------------------------
EASYINVEST (SM)
A purchase plan that
allows you to transfer
money automatically from
your checking or savings
account or from a Money
Market Fund on a semi-
monthly, monthly or
quarterly basis. Contact
your Morgan Stanley
Financial Advisor for
further information
about this service.
-------------------------

                    Investment Options for Certain Institutional and Other Investors/Class D Shares. To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this Prospectus.

                    Subsequent Investments Sent Directly to the Fund. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:

                    - Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase, and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

                    - Make out a check for the total amount payable to: Morgan
                      Stanley Real Estate Fund.

                    - Mail the letter and check to Morgan Stanley Trust at P.O.
                      Box 1040, Jersey City, NJ 07303.

[ARROWS ICON]                 HOW TO EXCHANGE SHARES

                    Permissible Fund Exchanges. You may exchange shares of any Class of the Fund for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, or Limited Duration U.S. Treasury Trust, without the imposition of an exchange fee. In addition, Class A shares of the Fund may be exchanged for shares of an FSC Fund (funds subject to a front-end sales charge). See the inside back cover of this Prospectus for each Morgan Stanley Fund's designation as a Multi-Class Fund, No-Load Fund, Money Market Fund or an FSC Fund. If a Morgan Stanley Fund is not listed, consult the inside back cover of that fund's current prospectus for its designation.

                    Exchanges may be made after shares of the fund acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or
 10
                    dividend reinvestment. The current prospectus for each fund describes its investment objective(s), policies and investment minimum, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Funds, exchanges are not available into any new Morgan Stanley Fund during its initial offering period, or when shares of a particular Morgan Stanley Fund are not being offered for purchase.

                    Exchange Procedures. You can process an exchange by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Trust -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling
                    (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

                    An exchange to any Morgan Stanley Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

                    The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

                    Telephone Exchanges. For your protection when calling Morgan Stanley Trust, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

                    Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

                    Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

                    Tax Considerations of Exchanges. If you exchange shares of the Fund for shares of another Morgan Stanley Fund there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of the Fund's shares -- and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.

                    You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

                    Limitation on Exchanges. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Funds may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.

                    CDSC Calculations on Exchanges. See the "Share Class Arrangements" section of this Prospectus for a further discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Fund that are exchanged for shares of another.

                    For further information regarding exchange privileges, you should contact your Morgan Stanley Financial Advisor or call
                    (800) 869-NEWS.

[HANDS ICON]                  HOW TO SELL SHARES

                    You can sell some or all of your Fund shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next price calculated after we receive your order to sell as described below.

                               OPTIONS              PROCEDURES
                               ---------------------------------------------------------------------------------
                                CONTACT YOUR        To sell your shares, simply call your Morgan Stanley
                                FINANCIAL ADVISOR   Financial Advisor or other authorized financial
                                [PHONE ICON]         representative.
                                                    ------------------------------------------------------------
                                                    Payment will be sent to the address to which the account is registered, or deposited in your brokerage account.
                               ---------------------------------------------------------------------------------
                                BY LETTER            You can also sell your shares by writing a "letter of
                                [LETTER ICON]        instruction" that includes:
                                                     - your account number;
                                                     - the name of the Fund;
                                                     - the dollar amount or the number of shares you wish to
                                                     sell;
                                                     - the Class of shares you wish to sell; and
                                                     - the signature of each owner as it appears on the account.
                                                    ------------------------------------------------------------
                                                     If you are requesting payment to anyone other than the
                                                     registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                                                     pre-designated bank account, you will need a signature
                                                     guarantee. You can obtain a signature guarantee from an
                                                     eligible guarantor acceptable to Morgan Stanley Trust. (You should contact Morgan Stanley Trust at (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a
                                                     signature guarantee. Additional documentation may be
                                                     required for shares held by a corporation, partnership,
                                                     trustee or executor.
                                                    ------------------------------------------------------------
                                                     Mail the letter to Morgan Stanley Trust at P.O. Box 983,
                                                     Jersey City, NJ 07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.
                                                    ------------------------------------------------------------
                                                     A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                                                     instructions.

                               OPTIONS              PROCEDURES
                               ---------------------------------------------------------------------------------
                                SYSTEMATIC           If your investment in all of the Morgan Stanley Funds has a
                                WITHDRAWAL PLAN      total market value of at least $10,000, you may elect to
                                [ARROWS ICON]        withdraw amounts of $25 or more, or in any whole percentage of a fund's balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you
                                                     add a fund to the plan, you must meet the plan
                                                     requirements.
                                                    ------------------------------------------------------------
                                                     Amounts withdrawn are subject to any applicable CDSC. A
                                                     CDSC may be waived under certain circumstances. See the
                                                     Class B waiver categories listed in the "Share Class
                                                     Arrangements" section of this Prospectus.
                                                    ------------------------------------------------------------
                                                     To sign up for the Systematic Withdrawal Plan, contact your
                                                     Morgan Stanley Financial Advisor or call (800) 869-NEWS.
                                                     You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of
                                                     shares, not Fund "distributions," and ultimately may
                                                     exhaust your account balance. The Fund may terminate or
                                                     revise the plan at any time.
                               ---------------------------------------------------------------------------------

                    Payment for Sold Shares. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

                    Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

                    Tax Considerations. Normally, your sale of Fund shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this Prospectus and consult your own tax professional about the tax consequences of a sale.

                    Reinstatement Privilege. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Fund shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

                    Involuntary Sales. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EasyInvest (SM), if after 12 months the shareholder has invested less than $1,000 in the account.

                    However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

                    Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[CHECK BOX ICON]              DISTRIBUTIONS

                    The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns income from stocks and interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

                    The Fund declares income dividends separately for each Class. Distributions paid on Class A and Class D shares usually will be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends are distributed to shareholders quarterly. Capital gains, if any, are usually distributed in June and December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

-------------------------
TARGETED DIVIDENDS(SM)
You may select to have
your Fund distributions
automatically invested
in other Classes of Fund
shares or Classes of
another Morgan Stanley
Fund that you own.
Contact your Morgan
Stanley Financial
Advisor for further
information about this
service.
-------------------------

                    Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the distribution is declared. However, if you purchase Fund shares through a Financial Advisor within three business days prior to the record date for the distribution, the distribution will automatically be paid to you in cash, even if you did not request to receive all distributions in cash. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Trust, at least five business days prior to the record date of the distributions.

[1040 ICON]                   TAX CONSEQUENCES

                    As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

                    Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

                    - The Fund makes distributions; and

                    - You sell Fund shares, including an exchange to another
                      Morgan Stanley Fund.

                    Taxes on Distributions. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund.

                    Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.
 14

                    Taxes on Sales. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

                    When you open your Fund account, you should provide your Social Security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax (approximately 30% currently) on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

[ABCD ICON]                   SHARE CLASS ARRANGEMENTS

                    The Fund offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

                    The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge.

                    Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.

                    The chart below compares the sales charge and annual 12b-1 fee applicable to each Class:

                                                                                                          MAXIMUM
                               CLASS    SALES CHARGE                                                  ANNUAL 12B-1 FEE
                               ---------------------------------------------------------------------------------------
                                A       Maximum 5.25% initial sales charge reduced for purchase of
                                        $25,000 or more; shares sold without an initial sales charge
                                        are generally subject to a 1.0% CDSC during first year.         0.25%
                               ---------------------------------------------------------------------------------------
                                B       Maximum 5.0% CDSC during the first year decreasing to 0%
                                        after six years.                                                1.00%
                               ---------------------------------------------------------------------------------------
                                C       1.0% CDSC during first year                                     1.00%
                               ---------------------------------------------------------------------------------------
                                D       None                                                             None
                               ---------------------------------------------------------------------------------------

                     CLASS A SHARES   Class A shares are sold at net asset value
                    plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class. This fee is lower than the distribution fee paid by Class B or Class C.

                    The Fund will not accept a purchase order for Class A shares that qualifies for investment in Class D shares.

                    The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                                                             FRONT-END SALES CHARGE
                                                                 ----------------------------------------------
                               AMOUNT OF                             PERCENTAGE OF       APPROXIMATE PERCENTAGE
                               SINGLE TRANSACTION                PUBLIC OFFERING PRICE   OF NET AMOUNT INVESTED
                               --------------------------------------------------------------------------------
                                Less than $25,000                    5.25%                   5.54%
                               --------------------------------------------------------------------------------
                                $25,000 but less than $50,000        4.75%                   4.99%
                               --------------------------------------------------------------------------------
                                $50,000 but less than $100,000       4.00%                   4.17%
                               --------------------------------------------------------------------------------
                                $100,000 but less than $250,000      3.00%                   3.09%
                               --------------------------------------------------------------------------------
                                $250,000 but less than $500,000      2.50%                   2.56%
                               --------------------------------------------------------------------------------
                                $500,000 but less than $1
                                million                              2.00%                   2.04%
                               --------------------------------------------------------------------------------
                                $1 million and over                  0.00%                   0.00%
                               --------------------------------------------------------------------------------

                    The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:

                    - A single account (including an individual, trust or
                      fiduciary account).

                    - Family member accounts (limited to husband, wife and
                      children under the age of 21).

                    - Pension, profit sharing or other employee benefit plans of companies and their affiliates.

                    - Tax-exempt organizations.

                    - Groups organized for a purpose other than to buy mutual
                      fund shares.

-------------------------
FRONT-END SALES CHARGE
OR FSC
An initial sales charge
you pay when purchasing
Class A shares that is
based on a percentage of
the offering price. The
percentage declines
based upon the dollar
value of Class A shares
you purchase. We offer
three ways to reduce
your Class A sales
charges -- the Combined
Purchase Privilege,
Right of Accumulation
and Letter of Intent.
-------------------------

                    Combined Purchase Privilege. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of the Fund in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.

                    Right of Accumulation. You also may benefit from a reduction of sales charges, if the cumulative net asset value of Class A shares of the Fund purchased in a single transaction, together with shares of other funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase Class D shares of any fund subject to the fund's minimum initial investment requirement.

                    You must notify your Morgan Stanley Financial Advisor or other authorized financial representative (or Morgan Stanley Trust if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced sales charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley DW Inc. ("Morgan Stanley DW") or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.
 16

                    Letter of Intent. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class A shares of the Fund or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the Letter of Intent, and (2) the cost of shares of other funds you currently own acquired in exchange for shares of funds purchased during that period at a price including a front-end sales charge. You can obtain a Letter of Intent by contacting your Morgan Stanley Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.

                    Other Sales Charge Waivers. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or a CDSC upon sale) if your account qualifies under one of the following categories:

                    - A trust for which a banking affiliate of the Investment
                      Manager provides discretionary trustee services.

                    - Persons participating in a fee-based investment program
                      (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset based fee for investment advisory, administrative and/or brokerage services.

                    - Qualified state tuition plans described in Section 529 of the Internal Revenue Code and donor-advised charitable gift funds (subject to all applicable terms and conditions) and certain other investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor.

                    - Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which (i) Morgan Stanley Trust serves as trustee, (ii) Morgan Stanley's Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement or (iii) an entity independent from Morgan Stanley serves as recordkeeper under an alliance or similar agreement with Morgan Stanley's Retirement Plan Services (together, "Morgan Stanley Eligible Plans"), provided that, in the case of (i) and (ii) above, any such plan has at least 200 eligible employees.

                    - A Morgan Stanley Eligible Plan whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees.

                    - Insurance company separate accounts that have been
                      approved by the Fund's distributor.

                    - A client of a Morgan Stanley Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Fund shares, and who used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that: (1) the client sold the shares not more than 60 days prior to the purchase of Fund share, and (2) the sale proceeds were maintained in the interim in cash or a Money Market Fund.

                    - Current or retired Directors or Trustees of the Morgan
                      Stanley Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

                    - Current or retired directors, officers and employees of
                      Morgan Stanley and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

                     CLASS B SHARES   Class B shares are offered at net asset
                    value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

                                                                                             CDSC AS A PERCENTAGE
                               YEAR SINCE PURCHASE PAYMENT MADE                               OF AMOUNT REDEEMED
                               ----------------------------------------------------------------------------------
                                First                                                            5.0%
                               ----------------------------------------------------------------------------------
                                Second                                                           4.0%
                               ----------------------------------------------------------------------------------
                                Third                                                            3.0%
                               ----------------------------------------------------------------------------------
                                Fourth                                                           2.0%
                               ----------------------------------------------------------------------------------
                                Fifth                                                            2.0%
                               ----------------------------------------------------------------------------------
                                Sixth                                                            1.0%
                               ----------------------------------------------------------------------------------
                                Seventh and thereafter                                           None
                               ----------------------------------------------------------------------------------

-------------------------
CONTINGENT DEFERRED
SALES CHARGE OR CDSC
A fee you pay when you
sell shares of certain
Morgan Stanley Funds
purchased without an
initial sales charge.
This fee declines the
longer you hold your
shares as set forth in
the table.
-------------------------

                    Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.

                    The Fund will generally not accept a purchase order for Class B shares in the amount of $100,000 or more.

                    CDSC Waivers. A CDSC, if otherwise applicable, will be waived in the case of:

                    - Sales of shares held at the time you die or become
                      disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.

                    - Sales in connection with the following retirement plan
                      "distributions": (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age
                      59 1/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age 59 1/2; or
                      (iii) a tax-free return of an excess IRA contribution
 18

                      (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).

                    - Sales of shares held for you as a participant in a Morgan
                      Stanley Eligible Plan.

                    - Sales of shares in connection with the Systematic
                      Withdrawal Plan of up to 12% annually of the value of each fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.

                    - Sales of shares if you simultaneously invest the proceeds in the Investment Manager's mutual fund asset allocation program, pursuant to which investors pay an asset-based fee. Any shares you acquire in connection with the Investment Manager's mutual fund asset allocation program are subject to all of the terms and conditions of that program, including termination fees, and mandatory sale or transfer restrictions on termination.

                    All waivers will be granted only following the Fund's distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.

                    Distribution Fee. Class B shares are subject to an annual distribution (12b-1) fee of 1.0% of the average net assets of Class B. This fee is higher than the annual distribution fee paid by Class A.

                    Conversion Feature. After ten (10) years, Class B shares will convert automatically to Class A shares of the Fund with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. (Class B shares acquired in exchange for shares of another Morgan Stanley Fund originally purchased before May 1, 1997, however, will convert to Class A shares in May 2007.)

                    In the case of Class B shares held in a Morgan Stanley Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Fund purchased by that plan.

                    Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

                    If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund or Limited Duration U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

                    Exchanging Shares Subject to a CDSC. There are special considerations when you exchange Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does not charge a CDSC will not be counted. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.

                    For example, if you held Class B shares of the Fund for one year, exchanged to Class B of another Morgan Stanley Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each fund. However, if you had exchanged the shares of the Fund for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees you paid on those shares while in that fund up to the amount of any applicable CDSC.

                    In addition, shares that are exchanged into or from a Morgan Stanley Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a fund with a lower CDSC rate.

                     CLASS C SHARES   Class C shares are sold at net asset value
                    with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. The Fund will not accept a purchase order for Class C shares in the amount of $1 million or more.

                    Distribution Fee. Class C shares are subject to an annual distribution (12b-1) fee of up to 1.0% of the average daily net assets of that Class. This fee is higher than the annual distribution fee paid by Class A. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

                     CLASS D SHARES   Class D shares are offered without any
                    sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for Morgan Stanley Eligible Plans) and the following categories of investors:

                    - Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

                    - Persons participating in a fee-based investment program
                      (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services. With respect to Class D shares held through the Morgan Stanley Choice Program, at such time as those Fund shares are no longer held through the program, the shares will be automatically converted into Class A shares (which are subject to higher expenses than Class D shares) based on the then current relative net asset values of the two Classes.

                    - Certain investment programs that do not charge an
                      asset-based fee and have been approved by the Fund's distributor.

                    - Employee benefit plans maintained by Morgan Stanley or any of its subsidiaries for the benefit of certain employees of Morgan Stanley and its subsidiaries.

                    - Certain unit investment trusts sponsored by Morgan Stanley
                      DW or its affiliates.

                    - Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

                    - Investors who were shareholders of the Dean Witter
                      Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts.

                    A purchase order that meets the requirements for investment in Class D can be made only in Class D shares.

                    Class D shares are not offered for investments made through
                    Section 529 plans, donor-advised charitable gift funds and insurance company separate accounts that have been approved by the Fund's distributor (regardless of the size of the investment).

                    Meeting Class D Eligibility Minimums. To meet the $5 million ($25 million for Morgan Stanley Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of the Fund and other Morgan Stanley Multi-Class Funds; and/or (2) previous purchases of Class A and Class D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Funds you currently own that you acquired in exchange for those shares.

                     NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS   If you
                    receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

                     PLAN OF DISTRIBUTION (RULE 12b-1 FEES)   The Fund has
                    adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares. (Class D shares are offered without any distribution fee.) The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

Financial Highlights

        The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

        This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

            CLASS A SHARES
            ------------------------------------------------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                     FOR THE YEAR ENDED NOVEMBER 30,          APRIL 28, 1999*
                                                                   -----------------------------------            THROUGH
                                                                    2002          2001          2000         NOVEMBER 30, 1999
            ------------------------------------------------------------------------------------------------------------------
             SELECTED PER SHARE DATA:
            ------------------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                   $11.39        $10.51         $8.63             $10.00
            ------------------------------------------------------------------------------------------------------------------
             Income (loss) from investment operations:
                Net investment income++                               0.29          0.35          0.31               0.21
                Net realized and unrealized gain (loss)              (0.17)         0.93          2.00              (1.38)
                                                                   -------       -------       -------            -------
             Total income (loss) from investment operations           0.12          1.28          2.31              (1.17)
            ------------------------------------------------------------------------------------------------------------------
             Total dividends and distributions from:
                Net investment income                                (0.28)        (0.35)        (0.33)             (0.20)
                Net realized gain                                    (0.64)        (0.05)        (0.04)                --
                Paid-in-capital                                         --            --         (0.06)                --
                                                                   -------       -------       -------            -------
             Total dividends and distributions                       (0.92)        (0.40)        (0.43)             (0.20)
            ------------------------------------------------------------------------------------------------------------------
             Net asset value, end of period                         $10.59        $11.39        $10.51              $8.63
            ------------------------------------------------------------------------------------------------------------------
             TOTAL RETURN+                                            0.88%        12.38%        27.46%            (11.88)%(1)
            ------------------------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS(3):
            ------------------------------------------------------------------------------------------------------------------
             Expenses                                                 1.63%         1.54%         1.71%              1.81%(2)
            ------------------------------------------------------------------------------------------------------------------
             Net investment income                                    2.52%         3.19%         3.20%              3.59%(2)
            ------------------------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            ------------------------------------------------------------------------------------------------------------------
             Net assets, end of period, in thousands                $6,401        $7,860        $9,943             $5,634
            ------------------------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                    28%           40%           57%                27%(1)
            ------------------------------------------------------------------------------------------------------------------

        * Commencement of operations.

        ++ The per share amounts were computed using an average number of shares outstanding during the period.

        + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

        (1) Not annualized.

        (2) Annualized.

        (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

            CLASS B SHARES
            ------------------------------------------------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                     FOR THE YEAR ENDED NOVEMBER 30,          APRIL 28, 1999*
                                                                   -----------------------------------            THROUGH
                                                                    2002          2001          2000         NOVEMBER 30, 1999
            ------------------------------------------------------------------------------------------------------------------
             SELECTED PER SHARE DATA:
            ------------------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                   $11.36        $10.49         $8.62             $10.00
            ------------------------------------------------------------------------------------------------------------------
             Income (loss) from investment operations:
                Net investment income++                               0.20          0.27          0.24               0.16
                Net realized and unrealized gain (loss)              (0.17)         0.92          1.99              (1.37)
                                                                   -------       -------       -------            -------
             Total income (loss) from investment operations           0.03          1.19          2.23              (1.21)
            ------------------------------------------------------------------------------------------------------------------
             Less dividends and distributions from:
                Net investment income                                (0.20)        (0.27)        (0.27)             (0.17)
                Net realized gain                                    (0.64)        (0.05)        (0.04)                --
                Paid-in-capital                                         --            --         (0.05)                --
                                                                   -------       -------       -------            -------
             Total dividends and distributions                       (0.84)        (0.32)        (0.36)             (0.17)
            ------------------------------------------------------------------------------------------------------------------
             Net asset value, end of period                         $10.55        $11.36        $10.49              $8.62
            ------------------------------------------------------------------------------------------------------------------
             TOTAL RETURN+                                            0.15%        11.41%        26.41%            (12.27)%(1)
            ------------------------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS(3):
            ------------------------------------------------------------------------------------------------------------------
             Expenses                                                 2.38%         2.36%         2.46%              2.56%(2)
            ------------------------------------------------------------------------------------------------------------------
             Net investment income                                    1.77%         2.37%         2.45%              2.84%(2)
            ------------------------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            ------------------------------------------------------------------------------------------------------------------
             Net assets, end of period, in thousands               $95,343       $86,479       $75,101            $59,645
            ------------------------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                    28%           40%           57%                27%(1)
            ------------------------------------------------------------------------------------------------------------------

        * Commencement of operations.

        ++ The per share amounts were computed using an average number of shares outstanding during the period.

        + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

        (1) Not annualized.

        (2) Annualized.

        (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

            CLASS C SHARES
            ------------------------------------------------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                     FOR THE YEAR ENDED NOVEMBER 30,          APRIL 28, 1999*
                                                                   -----------------------------------            THROUGH
                                                                    2002          2001          2000         NOVEMBER 30, 1999
            ------------------------------------------------------------------------------------------------------------------
             SELECTED PER SHARE DATA:
            ------------------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                   $11.36        $10.50         $8.62             $10.00
            ------------------------------------------------------------------------------------------------------------------
             Income (loss) from investment operations:
                Net investment income++                               0.20          0.27          0.26               0.16
                Net realized and unrealized gain (loss)              (0.17)         0.91          1.98              (1.38)
                                                                   -------       -------       -------            -------
             Total income (loss) from investment operations           0.03          1.18          2.24              (1.22)
            ------------------------------------------------------------------------------------------------------------------
             Less dividends and distributions from:
                Net investment income                                (0.20)        (0.27)        (0.27)             (0.16)
                Net realized gain                                    (0.64)        (0.05)        (0.04)                --
                Paid-in-capital                                         --            --         (0.05)                --
                                                                   -------       -------       -------            -------
             Total dividends and distributions                       (0.84)        (0.32)        (0.36)             (0.16)
            ------------------------------------------------------------------------------------------------------------------
             Net asset value, end of period                         $10.55        $11.36        $10.50              $8.62
            ------------------------------------------------------------------------------------------------------------------
             TOTAL RETURN+                                            0.15%        11.39%        26.50%            (12.29)%(1)
            ------------------------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS(3):
            ------------------------------------------------------------------------------------------------------------------
             Expenses                                                 2.38%         2.36%         2.46%              2.56%(2)
            ------------------------------------------------------------------------------------------------------------------
             Net investment income                                    1.77%         2.37%         2.45%              2.84%(2)
            ------------------------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            ------------------------------------------------------------------------------------------------------------------
             Net assets, end of period, in thousands                $9,129        $7,504        $6,759             $7,698
            ------------------------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                    28%           40%           57%                27%(1)
            ------------------------------------------------------------------------------------------------------------------

        * Commencement of operations.

        ++ The per share amounts were computed using an average number of shares outstanding during the period.

        + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

        (1) Not annualized.

        (2) Annualized.

        (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

            CLASS D SHARES
            ------------------------------------------------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                     FOR THE YEAR ENDED NOVEMBER 30,          APRIL 28, 1999*
                                                                   -----------------------------------            THROUGH
                                                                    2002          2001          2000         NOVEMBER 30, 1999
            ------------------------------------------------------------------------------------------------------------------
             SELECTED PER SHARE DATA:
            ------------------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                   $11.40        $10.53         $8.64             $10.00
            ------------------------------------------------------------------------------------------------------------------
             Income (loss) from investment operations:
                Net investment income++                               0.30          0.37          0.27               0.15
                Net realized and unrealized gain (loss)              (0.16)         0.93          2.08              (1.30)
                                                                   -------       -------       -------            -------
             Total income (loss) from investment operations           0.14          1.30          2.35              (1.15)
            ------------------------------------------------------------------------------------------------------------------
             Less dividends and distributions from:
                Net investment income                                (0.31)        (0.38)        (0.36)             (0.21)
                Net realized gain                                    (0.64)        (0.05)        (0.04)                --
                Paid-in-capital                                         --            --         (0.06)                --
                                                                   -------       -------       -------            -------
             Total dividends and distributions                       (0.95)        (0.43)        (0.46)             (0.21)
            ------------------------------------------------------------------------------------------------------------------
             Net asset value, end of period                         $10.59        $11.40        $10.53              $8.64
            ------------------------------------------------------------------------------------------------------------------
             TOTAL RETURN+                                            1.14%        12.58%        27.88%            (11.69)%(1)
            ------------------------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS(3):
            ------------------------------------------------------------------------------------------------------------------
             Expenses                                                 1.38%         1.36%         1.46%              1.56%(2)
            ------------------------------------------------------------------------------------------------------------------
             Net investment income                                    2.77%         3.37%         3.45%              3.84%(2)
            ------------------------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            ------------------------------------------------------------------------------------------------------------------
             Net assets, end of period, in thousands               $33,652       $14,349        $5,193                $26
            ------------------------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                    28%           40%           57%                27%(1)
            ------------------------------------------------------------------------------------------------------------------

        * Commencement of operations.

        ++ The per share amounts were computed using an average number of shares outstanding during the period.

        + Calculated based on the net asset value as of the last business day of the period.

        (1) Not annualized.

        (2) Annualized.

        (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

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

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                                                                              27

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 28

MORGAN STANLEY FUNDS
--------------------------------------------------------------------------------

- GLOBAL/INTERNATIONAL FUNDS                 - GROWTH + INCOME FUNDS
   European Growth Fund                         Allocator Fund
   Fund of Funds - International Portfolio      Balanced Growth Fund
   Global Advantage Fund                        Balanced Income Fund
   Global Dividend Growth Securities            Convertible Securities Trust
   International Fund                           Dividend Growth Securities
   International SmallCap Fund                  Equity Fund
   International Value Equity Fund              Fund of Funds - Domestic Portfolio
   Japan Fund                                   Fundamental Value Fund
   Latin American Growth Fund                   Income Builder Fund
   Pacific Growth Fund                          Mid-Cap Value Fund
- GROWTH FUNDS                                  S&P 500 Index Fund
                                                Strategist Fund
   21st Century Trend Fund
                                                Total Market Index Fund
   Aggressive Equity Fund
                                                Total Return Trust
   All Star Growth Fund
                                                Value Fund
   American Opportunities Fund
                                                Value-Added Market Series - Equity Portfolio
   Capital Opportunities Trust
                                             - INCOME FUNDS
   Developing Growth Securities Trust
   Growth Fund                                  Diversified Income Trust
   KLD Social Index Fund                        Federal Securities Trust
   Market Leader Trust                          High Yield Securities
   Nasdaq-100 Index Fund                        Intermediate Income Securities
   New Discoveries Fund                         Limited Duration Fund (NL)
   Next Generation Trust                        Limited Duration U.S. Treasury Trust
   Small-Mid Special Value Fund                 Liquid Asset Fund (MM)
   Special Growth Fund                          U.S. Government Money Market Trust (MM)
   Special Value Fund                           U.S. Government Securities Trust
   Tax-Managed Growth Fund

- GLOBAL/INTERNATIONAL FUNDS                 - SPECIALTY FUNDS
   European Growth Fund                         Biotechnology Fund
   Fund of Funds - International Portfolio      Financial Services Trust
   Global Advantage Fund                        Global Utilities Fund
   Global Dividend Growth Securities            Health Sciences Trust
   International Fund                           Information Fund
   International SmallCap Fund                  Natural Resource Development Securities
   International Value Equity Fund              Real Estate Fund
   Japan Fund                                   Technology Fund
   Latin American Growth Fund                   Utilities Fund
   Pacific Growth Fund                       - TAX-FREE INCOME FUNDS
- GROWTH FUNDS
                                                California Tax-Free Daily Income Trust (MM)
   21st Century Trend Fund                      California Tax-Free Income Fund
   Aggressive Equity Fund                       Hawaii Municipal Trust (FSC)
   All Star Growth Fund                         Limited Term Municipal Trust (NL)
   American Opportunities Fund                  Multi-State Municipal Series Trust (FSC)
   Capital Opportunities Trust                  New York Municipal Money Market Trust (MM)
   Developing Growth Securities Trust           New York Tax-Free Income Fund
   Growth Fund                                  Tax-Exempt Securities Trust
   KLD Social Index Fund                        Tax-Free Daily Income Trust (MM)
   Market Leader Trust
   Nasdaq-100 Index Fund
   New Discoveries Fund
   Next Generation Trust
   Small-Mid Special Value Fund
   Special Growth Fund
   Special Value Fund
   Tax-Managed Growth Fund

--------------------------------------------------------------------------------
 There may be funds created or terminated after this Prospectus was published. Please consult the inside back cover of a new fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.

 Unless otherwise noted, each listed Morgan Stanley Fund, except for Limited Duration U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are:
 NL - No-Load (Mutual) Fund; MM - Money Market Fund; FSC - A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

Morgan Stanley Real Estate Fund
--------------------------------------------------------------------------------

--
 TICKER SYMBOLS
 Class A: REFAX  Class B: REFBX  Class C: REFCX  Class D: REFDX

--
 ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call: (800) 869-NEWS (toll-free)

--
 YOU ALSO MAY OBTAIN INFORMATION ABOUT THE FUND BY CALLING your Morgan Stanley Financial Advisor or by visiting our Internet site at:
 www.morganstanley.com/funds

--
 INFORMATION ABOUT THE FUND (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

 (THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-9117)